Note 11 - Benefits Plans (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in shares) | shares	75,080	75,080	72,905
Cash Surrender Value of Life Insurance	$ 12,900,000	$ 12,708,000	$ 11,363,000
Split-dollar Life Insurance Policies, Initial Cash Outlay	$ 0	$ 1,100,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan, Minimum Age	65	65
Liability, Defined Benefit Plan	$ 1,517,000	$ 1,503,000	1,388,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	67,000	168,000	145,000
Postretirement Life Insurance [Member] | Director [Member]
Liability, Defined Benefit Plan	$ 100,000	$ 100,000
Postretirement Life Insurance [Member] | Executive Officer [Member]
Defined Benefit Plan, Liability, Multiplier of Salary	3	3
Deferred Compensation, Excluding Share-Based Payments and Retirement Benefits [Member]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term (Year)	10 years	10 years
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 879,000	$ 908,000	932,000
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 67,000	$ 81,000	55,000
Employee Stock Option Plan [Member]
Employee Stock Ownership Plan, Requisite Service Period (Year)	1 year	1 year
Employee Stock Ownership Plan, Requisite Service Hours	1,000	1,000
Employee Stock Ownership Plan, Minimum Age	21	21
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 0	$ 206,000	$ 277,000
Employee Stock Ownership Plan, Period of Service, Vesting Ratably (Year)	2 years	2 years
Employee Stock Ownership Plan, Period of Service, Fully Vested (Year)	6 years	6 years
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in shares) | shares	75,080	75,080	72,905
Section 401(k) Plan [Member]
Defined Contribution Plan, Requisite Service Period (Year)	1 year	1 year
Defined Contribution Plan, Requisite Service Hours	1,000	1,000
Defined Contribution Plan, Minimum Age	21	21
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%	4.00%
Defined Contribution Plan, Cost	$ 127,000	$ 160,000	$ 149,000
Profit-sharing Employer Contribution Component to the 401(k) Plan [Member]
Defined Contribution Plan, Cost	$ 0	$ 96,000	$ 0
Defined Contribution Plan, Period of Service, Vesting Ratably (Year)	2 years	2 years
Defined Contribution Plan, Period of Service, Fully Vested (Year)	6 years	6 years